General Information and Statement of Compliance	12 Months Ended
Dec. 31, 2019
Text block [abstract]
General Information and Statement of Compliance
Note 2: General Information and Statement of Compliance
Preliminary remarks
DBV Technologies Inc. was incorporated in Delaware on April 7, 2014 (the “US subsidiary”). The share capital of this US subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).
DBV Australia Pty Ltd. was incorporated in New South Wales, Australia on July 3, 2018 (the “Australian subsidiary”). The share capital of this Australian subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).
DBV Canada Ltd. was incorporated in Ottawa, Ontario on August 13, 2018 (the “Canadian subsidiary”). The share capital of this Canadian subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).
DBV Pharma was incorporated in Paris on December 21, 2018 (the “French subsidiary”). The share capital of this French subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).
All these subsidiaries are fully consolidated according to the global integration method as of December 31, 2019.
General principles
The accompanying consolidated financial statements and related notes (the “Financial Statements”) present the operations of DBV Technologies S.A. and its subsidiaries (the “Group”) as of December 31, 2019. The Company is a corporate venture under French law (
société anonyme
) and its registered office is located at 177/181 avenue Pierre Brossolette, 92210 Montrouge
, France,
at December 31, 2019.
The Company’s
Financial Statements as of December 31, 2019 have been prepared under the responsibility of DBV Technologies’ management. The Financial Statements were approved by the Board of Directors of DBV Technologies on March
20
, 2020.
All amounts are expressed in thousands of euros, unless stated otherwise.
For consolidation purposes, DBV Technologies S.A. and its subsidiaries have prepared individual financial statements for the periods ended December 31, 2017, December 31, 2018 and December 31, 2019.
Statement of Compliance
The Company’s
Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2019. Comparative figures are presented for December 31, 2017 and 2018.
Due to the listing of the Company’s ordinary shares on the Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the financial statements of the Group are also prepared in accordance with IFRS, as adopted by the European Union (“EU”). As of December 31, 2019, there are no differences in the IFRS published and mandated by the IASB and EU. As a result, the Financial Statements comply with IFRS as published by the IASB and as adopted by the EU.
IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (the “IAS”), as well as the interpretations issued by the Standing Interpretations Committee (the “SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The main accounting methods used to prepare the Financial Statements are described below.
The following
standards
, amendments to standards and interpretations, which are mandatorily effective for annual periods beginning on or after January 1, 2019 were adopted by the Company:

•	IFRS 16 – Leases;

•	Amendments to IFRS 9 - Prepayment features with negative compensation;

•	Amendments to IAS 28 - Long-term Interests in Associates and Joint Ventures;

•	Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement;

•	IFRIC 23 - Uncertainty over Income Tax Treatments;

•	Annual Improvements to IFRS Standards 2015–2017 Cycle
The impacts of the first-time application of IFRS 16 are described in detail in Note 3.2.
The other amendments have not had any impact on the consolidated financial statements as of December 31, 2019.
The Company did not elect for early application of the
 following
new standards, amendments and interpretations which were adopted by the IASB but not mandatory as of January 1, 2019:

•	IFRS 17 – Insurance contracts ;

•	Amendments to IFRS 3 - Definition of a Business;

•	Amendments to IAS 1 and IAS 8 - Definition of Material ;

•	Amendments to References to the Conceptual Framework in IFRS Standards .
Management is in the process of evaluating the impact of the other standards and amendments and is therefore, not currently able to estimate reliably the impact of their adoption on the Company’s results on financial position or cash flows.
The accounting policies and measurement principles adopted for the Financial Statements as of and for the year ended December 31, 2019 are the same as those used as of and for the years ended December 31, 2017 and 2018, except for the first application of IFRS 16 as described in detail in Note 3.
The 2019 consolidated Financial Statements were approved by the Board of Directors of DBV Technologies on March
20
, 2020.